Intangible Assets (Details) - Schedule of Intangible Assets - Nukkleus Inc.[Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2023
Schedule of Intangible Assets [Abstract]
Balance of intangible assets	$ 11,235,008	$ 11,223,771
Less: accumulated amortization	(3,159,903)	(469,286)
Balance of intangible assets, Total	$ 8,075,105	10,754,485	$ 6,339,021
Trade names [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Trade names	3 years
Balance of Trade names	$ 784,246	784,246
Regulatory licenses [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Regulatory licenses	3 years
Balance of Regulatory licenses	$ 138,751	138,751
Technology [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Technology	5 years
Balance of Technology	$ 10,300,774	10,300,774
Software [Member]
Schedule of Intangible Assets [Abstract]
Useful Life, Software	3 years
Balance of Software	$ 11,237